Supplement to the
Fidelity's California Municipal Money Market Funds
April 28, 2007
Prospectus

Fidelity California AMT Tax-Free Money Market Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces similar information for California AMT Tax-Free Money Market found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information for California Municipal Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information for California AMT Tax-Free Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section beginning on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

CMS-08-02 March 1, 2008
1.479535.125

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 11.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, each fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for each fund's portfolio instruments are open, and each fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAM-08-02 March 1, 2008
1.857353.102

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 17, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to California personal income tax under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 8.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

CAMS-08-02 March 1, 2008
1.857352.102